Restricted Net Assets and Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2022
Restricted Net Assets And Parent Company Condensed Financial Information [Abstract]
Restricted Net Assets and Parent Company Only Condensed Financial Information

29. Restricted net Assets and Parent Company only Condensed Financial Information

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s subsidiaries in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.

In accordance with the PRC laws and regulations, statutory reserve funds shall be made and can only be used for specific purposes and are not distributable as cash dividends. As a result of these PRC laws and regulations that require annual appropriation of 10% of net after-tax profits to be set aside prior to payment of dividends as statutory surplus fund, unless such reserve fund reaches 50% of the entity’s registered capital, the Group’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company.

The Company performs a test on the restricted net assets of its consolidated subsidiaries (the “Restricted Net Assets”) in accordance with Securities and Exchange Commission Regulation S-X Section 4-08 (e) (3) “General Notes to Financial Statements” and concluded that the condensed financial information for the parent company is required to be presented as of December 31, 2021 and 2022 and for the years ended December 31, 2020, 2021 and 2022.

Furthermore, cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.

(a) Condensed balance sheets

	As of December 31,
	2021	2022	2022
	RMB’000	RMB’000	USD’000
ASSETS
Non-current assets
Interest in a subsidiary	1,177,380	2,004,960	287,879
Financial assets at fair value through other comprehensive income	—	65,744	9,440
Total non-current assets	1,177,380	2,070,704	297,319
Current assets
Cash and cash equivalents	1,464,637	334,106	47,972
Financial assets at fair value through other comprehensive income	—	511,250	73,407
Other receivables	86,352	90,197	12,951
Other current assets	—	2,571	369
Total current assets	1,550,989	938,124	134,699
Total assets	2,728,369	3,008,828	432,018
LIABILITIES
Current liabilities
Trade payables	49	—	—
Other payables and accruals	34,190	51,051	7,330
Total current liabilities	34,239	51,051	7,330
Total liabilities	34,239	51,051	7,330
Net assets	2,694,130	2,957,777	424,688
SHAREHOLDERS’ EQUITY
Share capital	66	66	9
Share premium	4,094,434	4,094,566	587,911
Treasury shares	(1,164)	(1,164)	(167)
Other reserves	(10,359)	282,789	40,605
Accumulated losses	(1,388,847)	(1,418,480)	(203,670)
Total shareholders’ equity	2,694,130	2,957,777	424,688

(b) Condensed statements of loss

	Year Ended December 31,
	2020	2021	2022	2022
	RMB’000	RMB’000	RMB’000	USD’000
Administrative expenses	(29,540)	(43,710)	(41,694)	(5,987)
Other gain - net	—	—	2,669	383
Operating loss	(29,540)	(43,710)	(39,025)	(5,604)
Finance (costs)/income - net	(2,758)	—	9,392	1,349
Fair value loss of financial instruments with preferred rights	(579,286)	(674,269)	—	—
Net loss before income tax	(611,584)	(717,979)	(29,633)	(4,255)
Income tax expense	—	—	—	—
Net loss for the year	(611,584)	(717,979)	(29,633)	(4,255)

(c) Condensed statements of cash flows

	Year Ended December 31,
	2020	2021	2022	2022
	RMB’000	RMB’000	RMB’000	USD’000
Net cash used in operating activities	(4,766)	(31,025)	(22,500)	(3,231)
Net cash used in investing activities	(204,170)	(672,529)	(1,244,278)	(178,657)
Net cash generated from financing activities	934,284	1,319,418	964	138
Net increase/(decrease) in cash and cash equivalents	725,348	615,864	(1,265,814)	(181,750)
Cash and cash equivalents at the beginning of year	213,253	885,611	1,464,637	210,297
Effects of exchange rate changes on cash and cash equivalents	(52,990)	(36,838)	135,283	19,425
Cash and cash equivalents at end of year	885,611	1,464,637	334,106	47,972